REGULATORY FRAMEWORK, General Framework of the Natural Gas Transportation Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) Installment	Jun. 21, 2019	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Apr. 01, 2018	Dec. 01, 2017	Apr. 02, 2017	Mar. 30, 2017
General aspects [Abstract]
Original license period	35 years
License period, renewal	10 years
License period, after renewal	45 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one	semi-annually
Natural gas transportation tariffs period, condition two	5 years
Conversion rate of exchange for tariffs	1
Number of years for negotiations under transitional agreement	17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff				19.70%	30.00%
Percentage of increase in tariff on service for natural gas transportation			26.00%				81.10%	64.20%	214.20%
Percentage of increase in tariff on access and use							29.70%		37.00%
Percentage of tariff increase on public service of Natural Gas Transportation and CAU						50.00%
Investment plan period	5 years
Five Year Plan investment amount	$ 6,786,543
Percentage of deferral payment of invoices issued		22.00%
Number of consecutive monthly installments | Installment	5
Trade receivables, natural gas distribution	$ 1,206,030
Top of Range [Member]
Transitional Agreement [Abstract]
Period of natural gas transportation and distribution tariff remain unadjusted	180 days